Other Financial Statement information - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Other Financial Statement Information [Line Items]
Depreciation	$ 300	$ 200	$ 512	$ 347	$ 769	$ 564
Impairment losses					22	238
Minimum [Member]
Other Financial Statement Information [Line Items]
Impairment losses					$ 100	$ 200